Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Allowance for accounts receivable	$ 1,095,000	$ 636,000
Current liabilities:
Accounts payable of consolidated variable interest entities without recourse to Company	7,399,000	1,014,000
Receipt in advance of consolidated variable interest entities without recourse to Company	322,000	0
Deferred revenue of consolidated variable interest entities without recourse to Company	12,234,000	7,090,000
Accrued expenses and other current liabilities of consolidated variable interest entities without recourse to Company	11,798,000	3,656,000
Tax payable of consolidated variable interest entities without recourse to Company	533,000	368,000
Deferred tax liabilities, current of consolidated variable interest entities without recourse to Company	0	103,000
Noncurrent liabilities:
Deferred tax liabilities, non-current of consolidated variable interest entities without recourse to Company	1,910,000	0
Other non-current liabilities of consolidated variable interest entities without recourse to Company	173,000	0
Class A Common Shares [Member]
SHAREHOLDERS' EQUITY
Common shares, par value	$ 0.0001	$ 0.0001
Common shares, shares authorized	560,000,000	560,000,000
Common shares, shares issued	136,120,102	55,953,690
Common shares, shares outstanding	136,120,102	55,953,690
Class B Common Shares [Member]
SHAREHOLDERS' EQUITY
Common shares, par value	$ 0.0001	$ 0.0001
Common shares, shares authorized	240,000,000	240,000,000
Common shares, shares issued	105,152,531	160,664,773
Common shares, shares outstanding	105,152,531	160,664,773
Consolidated variable interest entities [Member]
Current liabilities:
Accounts payable of consolidated variable interest entities without recourse to Company	6,019,000	743,000
Receipt in advance of consolidated variable interest entities without recourse to Company	0	0
Deferred revenue of consolidated variable interest entities without recourse to Company	3,737,000	2,027,000
Accrued expenses and other current liabilities of consolidated variable interest entities without recourse to Company	4,629,000	1,274,000
Tax payable of consolidated variable interest entities without recourse to Company	576,000	349,000
Deferred tax liabilities, current of consolidated variable interest entities without recourse to Company	0	103,000
Noncurrent liabilities:
Deferred tax liabilities, non-current of consolidated variable interest entities without recourse to Company	1,910,000	0
Other non-current liabilities of consolidated variable interest entities without recourse to Company	$ 0	$ 0